UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—99.8%
New York—69.3%
$50,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%		07/01/2021	07/01/2015	A	$50,329
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000		11/15/2025	11/15/2020	A	250,080
215,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.400		12/01/2018	04/30/2015	A	215,525
1,365,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.500		04/01/2018	04/12/2017	B	1,364,304
420,000	Albany, NY IDA (Brighter Choice Charter School for Girls)[1]	4.550		04/01/2015	04/01/2015		420,000
455,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	[2]	03/01/2018	03/01/2016	A	469,783
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750		11/15/2022	11/15/2017	A	3,393,360
190,000	Allegany County, NY IDA (Alfred University)[1]	5.000		08/01/2028	04/30/2015	A	190,262
20,000	Blasdell, NY Water System[1]	5.125		06/15/2017	04/30/2015	A	20,082
25,000	Blue Point, NY Fire District	4.625		08/01/2015	04/30/2015	A	25,090
75,000	Bronxville, NY Union Fee School District[1]	5.000		10/15/2019	10/15/2015	A	76,917
400,000	Brookhaven, NY IDA (Enecon Corp.)[1]	5.800		11/01/2018	06/03/2017	B	405,000
1,355,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2019	07/15/2019		1,555,432
1,400,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2018	07/15/2018		1,570,002
2,325,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750		07/15/2017	07/15/2017		2,545,921
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750		10/01/2026	04/01/2021	A	1,617,826
1,325,000	Build NYC Resource Corp. (Pratt Paper)[1]	3.750		01/01/2020	11/04/2017	B	1,383,578
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)	4.750		12/15/2026	12/15/2022	A	2,225,740
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2026	07/01/2022	A	1,947,709
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2028	07/01/2022	A	1,984,756
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2025	07/01/2022	A	2,023,903
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000		07/01/2024	07/01/2022	A	1,663,649
600,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2021	08/01/2021		698,448
500,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2022	08/01/2022		586,560
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	08/01/2022	A	1,098,950
140,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.250		11/01/2015	11/01/2015		140,986

1      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$500,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.000%	05/01/2023	05/01/2016	A	$514,950
20,000	Chemung County, NY IDA (Arnot Ogden Medical Center)[1]	5.000	11/01/2029	04/30/2015	A	20,052
10,000	Cornwall on Hudson, NY1	5.000	07/15/2015	07/15/2015		10,129
10,000	Deerfield, NY GO1	5.500	06/15/2018	06/15/2016	A	10,354
15,000	Deerfield, NY GO1	5.500	06/15/2019	06/15/2016	A	15,497
15,000	Deerfield, NY GO1	5.500	06/15/2020	06/15/2016	A	15,481
10,000	Deerfield, NY GO1	5.500	06/15/2017	06/15/2016	A	10,401
10,000	Deerfield, NY GO1	5.500	06/15/2015	06/15/2015		10,084
10,000	Deerfield, NY GO1	5.500	06/15/2016	06/15/2016		10,447
3,250,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1]	6.000	10/01/2030	02/13/2020	A	3,418,935
1,135,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	04/30/2015	A	1,149,233
510,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	08/01/2016	A	519,078
1,155,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.150	08/01/2016	02/04/2016	B	1,188,610
125,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,3]	6.700	04/01/2021	04/30/2015	A	125,405
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,952,228
500,000	Erie County, NY Public Improvement District	5.000	04/01/2025	04/01/2022	A	578,170
700,000	Erie County, NY Public Improvement District	5.000	04/01/2026	04/01/2022	A	806,295
600,000	Erie County, NY Public Improvement District	5.000	04/01/2023	04/01/2022	A	702,936
525,000	Erie County, NY Public Improvement District	5.000	04/01/2024	04/01/2022	A	609,814
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	03/31/2024	B	28,996,046
9,750,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2038	09/11/2029	B	9,178,357
185,000	Essex County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		186,099
145,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	4.600	06/01/2015	06/01/2015		145,900
270,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2023	06/01/2023		307,765
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	939,843
285,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2024	06/01/2024		325,080
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	586,715
905,000	Glen Cove, NY GO1	6.250	04/01/2025	04/01/2016	A	930,240
750,000	Glen Cove, NY GO	6.250	04/01/2024	04/01/2016	A	771,232

2      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,105,000	Glen Cove, NY GO1	6.250%	04/01/2026	04/01/2016	A	$1,135,189
10,000	Glen Falls, NY GO1	5.250	04/01/2018	10/01/2015	A	10,148
285,000	Gloversville, NY GO1	5.800	03/15/2018	09/15/2015	A	287,209
270,000	Gloversville, NY GO1	5.800	03/15/2017	09/15/2015	A	276,880
75,000	Hempstead Village, NY GO1	5.000	09/15/2019	09/15/2016	A	78,035
75,000	Hempstead Village, NY GO1	5.000	09/15/2020	09/15/2016	A	77,791
75,000	Hempstead Village, NY GO1	5.000	09/15/2021	09/15/2016	A	77,602
75,000	Hempstead Village, NY GO1	5.000	09/15/2018	09/15/2016	A	78,353
75,000	Hempstead Village, NY GO1	5.000	09/15/2023	09/15/2016	A	77,207
75,000	Hempstead Village, NY GO1	5.000	09/15/2022	09/15/2016	A	77,287
75,000	Hempstead Village, NY GO1	5.000	09/15/2017	09/15/2016	A	78,811
350,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	5.750	11/01/2018	05/28/2017	B	212,625
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		22,128
250,000	Jamestown, NY GO1	5.000	08/01/2025	04/30/2015	A	250,500
250,000	Jamestown, NY GO1	5.000	08/01/2024	04/30/2015	A	250,512
230,000	L.I., NY Power Authority[1]	6.000	05/01/2033	05/01/2019	A	269,415
195,000	L.I., NY Power Authority, Series A1	5.700	04/01/2030	04/01/2019	A	221,723
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	281,372
19,945,000	L.I., NY Power Authority, Series A	5.000	09/01/2026	09/01/2022	A	22,946,324
100,000	L.I., NY Power Authority, Series A1	5.250	12/01/2020	06/01/2016	A	105,794
5,850,000	L.I., NY Power Authority, Series A1	5.000	12/01/2025	06/01/2016	A	6,116,292
480,000	L.I., NY Power Authority, Series A1	6.250	04/01/2033	04/01/2019	A	561,730
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,937,065
4,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2024	09/01/2022	A	4,670,080
14,825,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	09/01/2022	A	16,678,125
10,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2027	09/01/2022	A	11,430,300
7,125,000	Lackawanna, NY City School District	1.000	03/04/2016	03/04/2016		7,145,662
185,000	Lackawanna, NY Hsg. Authority[1]	5.000	09/01/2015	09/01/2015		188,180
1,010,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	6.000	07/01/2030	04/30/2015	A	1,011,081
2,210,000	Livingston County, NY IDA (Nicholas H. Noyes Memorial Hospital)[1]	5.875	07/01/2022	04/30/2015	A	2,213,204
80,000	Livonia, NY GO1	5.000	06/15/2022	06/15/2017	A	84,247
75,000	Livonia, NY GO1	5.000	06/15/2021	06/15/2017	A	79,348
70,000	Livonia, NY GO1	5.000	06/15/2020	06/15/2017	A	74,271
85,000	Livonia, NY GO1	5.000	06/15/2023	06/15/2017	A	89,337
75,000	Livonia, NY GO1	5.000	06/15/2025	06/15/2017	A	78,580
90,000	Livonia, NY GO1	5.000	06/15/2024	06/15/2017	A	94,434
355,000	Lockport City, NY GO1	5.000	10/15/2016	10/15/2016		368,135
375,000	Lockport City, NY GO1	5.000	10/15/2017	10/15/2017		397,200
415,000	Lockport City, NY GO1	5.000	10/15/2019	10/15/2019		456,483
395,000	Lockport City, NY GO1	5.000	10/15/2018	10/15/2018		426,418
25,000	Long Beach, NY GO1	4.000	07/15/2016	07/15/2015	A	25,222
35,000	Lyncourt, NY Fire District[1]	6.000	10/15/2016	10/15/2015	A	35,899
2,000,000	Lyons, NY Community Health Initiatives Corp.[1]	5.550	09/01/2024	04/30/2015	A	2,028,820

3      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$50,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000%	06/01/2015	06/01/2015		$50,085
2,065,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2022	06/01/2015	A	2,092,217
430,000	Madison County, NY IDA (Oneida Healthcare Center)	5.500	02/01/2016	04/30/2015	A	431,380
10,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2018	04/30/2015	A	10,012
40,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2016	04/30/2015	A	40,077
5,000	Monroe County, NY GO	4.900	06/01/2015	04/30/2015	A	5,020
5,000	Monroe County, NY GO	5.000	06/01/2017	04/30/2015	A	5,020
25,000	Monroe County, NY GO1	5.750	06/01/2015	04/30/2015	A	25,117
660,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2028	12/01/2022	A	744,236
400,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2026	12/01/2022	A	455,020
345,000	Monroe County, NY IDA (Rochester General Hospital)	5.000	12/01/2027	12/01/2022	A	390,123
350,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	04/30/2015	A	351,106
185,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.000	07/01/2016	01/05/2016	B	181,528
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	220,852
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000	06/01/2023	06/01/2022	A	708,757
25,000	Monroe County, NY Water Authority	5.250	08/01/2016	04/30/2015	A	25,106
7,800,000	Monroe, NY Newpower Corp.[1]	6.375	01/01/2024	07/01/2015	A	7,845,318
280,000	Mount Vernon, NY IDA (Kings Court)[1]	5.125	12/01/2023	04/30/2015	A	281,856
975,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.125	12/01/2023	04/30/2015	A	981,298
300,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	09/25/2016	A	301,686
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	11/01/2019	A	303,240
125,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.000	11/01/2016	04/30/2015	A	125,159
140,000	Nassau County, NY IDA (ALIA-CRR)[1]	7.000	11/01/2016	04/30/2015	A	140,178
30,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.000	11/01/2016	04/30/2015	A	30,038
125,000	Nassau County, NY IDA (ALIA-HKSB)[1]	7.000	11/01/2016	04/30/2015	A	125,159
1,400,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	11/01/2019	A	1,415,120
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	11/01/2019	A	202,160
110,000	Nassau County, NY IDA (Hispanic Counseling Center)[1,3]	6.000	11/01/2017	11/01/2017		110,576
17,015,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)	5.250	06/01/2027	04/30/2015	A	17,082,209
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	11/01/2019	A	202,160

4      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000%		03/01/2021	03/01/2020	A	$560,700
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	11/01/2019	A	509,755
20,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.000		11/01/2017	11/01/2017		20,406
245,000	Nassau County, NY IDA (WORCA)[1]	6.000		12/01/2019	09/28/2016	A	246,399
50,000	Nassau County, NY IDA, Series C1	6.000		12/01/2019	10/10/2016	A	50,285
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000		07/01/2027	07/01/2022	A	6,444,153
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)	5.000		07/01/2027	07/01/2022	A	5,006,385
15,000	New Paltz, NY Central School District	4.500		06/01/2016	04/30/2015	A	15,051
8,560,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	07/01/2015	A	8,559,144
2,235,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.500		07/01/2019	07/01/2015	A	2,241,750
670,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.650		08/01/2020	04/30/2015	A	672,191
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750		02/01/2032	04/30/2015	A	2,539,487
105,000	Niagara County, NY IDA (Affinity Foxwood Place)[1]	4.350		01/20/2017	04/17/2016	B	106,976
600,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	04/30/2015	A	601,026
200,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2025	06/15/2015	A	201,800
870,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2022	06/15/2015	A	878,335
2,045,000	Niagara Falls, NY City School District (High School Facility)[1]	5.000		06/15/2021	06/15/2015	A	2,064,796
3,965,000	Niagara Falls, NY City School District (High School Facilties)[1]	5.000		06/15/2023	06/15/2015	A	4,002,350
1,000,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	07/15/2015	A	1,005,980
45,000	Niagara Falls, NY Public Water Authority[1]	5.000		07/15/2024	07/15/2015	A	45,294
320,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2026	05/01/2022	A	356,387
175,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	0.344	[2]	04/01/2024	04/02/2015	A	165,813
1,925,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)	0.351	[2]	04/01/2024	04/08/2015	A	1,814,313
890,000	North Babylon, NY Volunteer Fire Company[1]	5.750		08/01/2022	04/30/2015	A	890,445
270,000	NY Capital District Youth Center[1]	6.000		02/01/2017	08/01/2015	A	274,398

5      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$225,000	NY Convention Center (Hotel Unit)[1]	5.000%	11/15/2026	11/15/2015	A	$231,401
4,670,000	NY Counties Tobacco Trust I	6.300	06/01/2019	04/30/2015	A	4,670,607
4,390,000	NY Counties Tobacco Trust I	6.500	06/01/2035	04/30/2015	A	4,390,790
3,295,000	NY Counties Tobacco Trust I1	6.625	06/01/2042	04/30/2015	A	3,295,428
2,330,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2016	05/31/2015	A	2,329,977
2,120,000	NY Counties Tobacco Trust II (TASC)[1]	6.000	06/01/2015	06/01/2015		2,118,622
6,140,000	NY Counties Tobacco Trust II (TASC)[1]	5.250	06/01/2025	04/30/2015	A	6,149,701
800,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	04/30/2015	A	803,800
910,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	04/30/2015	A	911,438
3,965,000	NY Counties Tobacco Trust III[1]	5.750	06/01/2033	04/30/2015	A	3,965,872
18,575,000	NY Counties Tobacco Trust III	6.000	06/01/2043	04/30/2015	A	18,578,901
1,895,000	NY Counties Tobacco Trust IV1	4.250	06/01/2021	06/01/2015	A	1,895,663
4,520,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750	06/01/2026	05/07/2020	B	4,389,643
5,000	NY MTA Commuter Facilities, Series 7[1]	5.625	07/01/2016	04/30/2015	A	5,120
300,000	NY MTA, Series 2008C1	6.250	11/15/2023	11/15/2018	A	355,887
7,150,000	NY MTA, Series A1	5.000	11/15/2026	11/15/2017	A	7,891,884
4,330,000	NY MTA, Series A1	5.000	11/15/2031	11/15/2016	A	4,634,442
10,785,000	NY MTA, Series A1	5.000	11/15/2026	05/15/2016	A	11,348,840
2,500,000	NY MTA, Series A	5.000	11/15/2029	05/15/2023	A	2,906,875
12,475,000	NY MTA, Series A1	5.250	11/15/2029	05/15/2016	A	13,144,159
100,000	NY MTA, Series B1	5.000	11/15/2023	11/15/2016	A	107,322
60,000	NY MTA, Series B1	5.000	11/15/2031	11/15/2015	A	61,573
10,000,000	NY MTA, Series C	5.000	11/15/2029	11/15/2022	A	11,675,900
14,000,000	NY MTA, Series C	5.000	11/15/2028	11/15/2022	A	16,433,620
5,000,000	NY MTA, Series C1	5.000	11/15/2030	11/15/2022	A	5,812,000
4,000,000	NY MTA, Series D1	5.000	11/01/2025	11/01/2022	A	4,796,760
20,000,000	NY MTA, Series D	5.000	11/15/2029	11/15/2022	A	23,351,800
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,774,250
23,000,000	NY MTA, Series D	5.000	11/15/2027	11/15/2019	A	26,510,490
5,075,000	NY MTA, Series D-1	5.000	11/01/2028	11/01/2022	A	5,953,990
11,800,000	NY MTA, Series D-1	5.000	11/01/2026	11/01/2022	A	14,059,464
2,230,000	NY MTA, Series F1	5.000	11/15/2030	11/15/2015	A	2,292,641
16,845,000	NY MTA, Series F1	5.000	11/15/2027	11/15/2022	A	19,849,980
5,000,000	NY MTA, Series H1	5.000	11/15/2030	11/15/2022	A	5,812,000
740,000	NY Oneida Healthcare Corp. (Oneida Health Systems)	5.500	02/01/2016	04/30/2015	A	743,234
7,890,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2017	06/01/2017		8,628,899
7,200,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017	A	7,865,784
2,000,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	06/01/2017	A	2,184,940
5,200,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2021	06/01/2016	A	5,484,700
5,375,000	NY Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2022	06/01/2017	A	5,872,026
1,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	A	1,125,430

6      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,000,000	NY Triborough Bridge & Tunnel Authority	5.000%	11/15/2029	11/15/2022	A	$4,768,000
5,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2028	11/15/2022	A	5,984,200
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2022	A	1,771,860
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A	3,027,680
8,000,000	NY Triborough Bridge & Tunnel Authority	5.000	11/15/2026	05/15/2023	A	9,523,280
139,465,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	06/01/2016	A	140,654,636
14,740,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2034	07/07/2030	B	13,561,242
135,000	NY Valley Health Devel. Corp.	6.750	05/20/2022	05/20/2015	A	136,192
5,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	5,200
1,995,000	NYC GO1	5.000	08/01/2024	02/01/2016	A	2,073,982
5,000	NYC GO1	5.000	08/01/2023	08/01/2015	A	5,080
670,000	NYC GO1	5.000	08/01/2030	08/01/2015	A	680,559
20,000	NYC GO1	5.000	08/01/2030	08/01/2015	A	20,320
205,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	217,823
18,760,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	22,256,864
22,970,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	27,251,608
26,090,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	30,627,312
20,810,000	NYC GO1	5.000	08/01/2024	08/01/2016	A	22,108,544
28,685,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	33,673,474
5,000	NYC GO	5.125	08/01/2022	04/30/2015	A	5,020
7,820,000	NYC GO	5.000	10/01/2031	10/01/2022	A	9,068,307
10,000	NYC GO	5.500	11/15/2037	04/30/2015	A	10,044
5,000	NYC GO	5.500	02/15/2026	04/30/2015	A	5,022
50,000	NYC GO	5.875	06/01/2019	04/30/2015	A	50,236
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	22,418,072
5,000	NYC GO	6.000	02/15/2024	04/30/2015	A	5,024
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	9,292,170
10,000	NYC GO	5.500	02/15/2026	04/30/2015	A	10,044
500,000	NYC GO1	5.000	08/01/2022	08/01/2015	A	508,020
55,000	NYC GO1	5.875	08/01/2019	04/30/2015	A	55,259
45,000	NYC GO1	7.750	08/15/2027	08/15/2015	A	46,230
6,500,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	7,256,665
9,500,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	10,923,955
5,000	NYC GO	5.500	06/01/2028	04/30/2015	A	5,021
5,000	NYC GO	5.750	08/01/2018	04/30/2015	A	5,023
4,000,000	NYC GO	5.000	10/01/2030	10/01/2022	A	4,659,200
6,675,000	NYC GO1	5.000	06/01/2023	06/01/2015	A	6,728,400
6,350,000	NYC GO	5.000	08/01/2030	08/01/2022	A	7,375,144
2,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	A	2,333,060
1,100,000	NYC GO1	5.000	08/01/2027	02/01/2022	A	1,283,183
90,000	NYC GO1	5.000	09/01/2023	09/01/2015	A	91,797
230,000	NYC GO1	5.000	06/01/2018	06/01/2015	A	231,865
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	1,972,766
4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	5,038,551

7      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$800,000	NYC HDC (Multifamily Hsg.)[1]	5.500%	11/01/2034	05/01/2019	A	$880,632
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,545,465
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	223,132
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	5,008,986
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	32,170
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	267,626
2,805,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2027	05/01/2017	A	2,934,086
225,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	05/01/2017	A	230,546
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	04/30/2015	A	35,067
2,500,000	NYC HDC, Series B1[1]	5.100	11/01/2027	05/01/2017	A	2,609,900
2,215,000	NYC HDC, Series C1	5.000	11/01/2026	11/01/2015	A	2,236,663
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	41,918,294
250,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	272,237
215,000	NYC IDA (Calhoun School)	6.250	12/01/2016	06/05/2016	B	228,457
165,000	NYC IDA (Center for Elimination of Family Violence)[1]	6.250	11/01/2016	05/08/2016	B	166,876
1,865,000	NYC IDA (Chapin School)[1]	4.800	11/01/2018	08/08/2016	A	1,912,613
35,000	NYC IDA (College of Mount St. Vincent)[1]	4.750	06/01/2025	04/30/2015	A	35,046
1,260,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	05/01/2015	A	1,262,835
1,210,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	05/01/2015	A	1,212,940
970,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	05/01/2015	A	972,357
90,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	11/01/2015		92,041
115,000	NYC IDA (Comprehensive Care Management)[1]	5.625	11/01/2015	11/01/2015		117,608
470,000	NYC IDA (Guttmacher Institute)[1]	5.250	12/01/2016	12/01/2016		476,397
400,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	07/01/2015	A	404,664
205,000	NYC IDA (Manhattan Community Access Corp.)[1]	5.250	12/01/2016	06/05/2016	B	206,275
935,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	05/29/2017	B	967,959
190,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	05/21/2017	B	196,697
1,130,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2016	05/07/2016	B	1,159,968
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	04/30/2015	A	5,876,730
4,585,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	04/30/2015	A	4,595,500
505,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	04/30/2015	A	507,035
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A	81,277
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A	230,046
445,000	NYC IDA (Reece School)[1]	6.500	12/01/2017	12/01/2015	A	462,008

8      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$2,290,000	NYC IDA (Rosco, Inc.)	5.625%		06/01/2022	03/25/2019	B	$2,347,342
4,750,000	NYC IDA (Samaritan Aids Services)[1]	5.000		11/01/2024	04/30/2015	A	4,760,497
200,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.800		07/01/2023	10/05/2021	B	199,216
305,000	NYC IDA (Stallion)	5.000		11/01/2016	11/01/2016		303,774
200,000	NYC IDA (Stallion)[1]	5.500		11/01/2017	11/10/2016	B	199,404
1,170,000	NYC IDA (Studio School)[5]	6.250		11/01/2018	06/02/2017	B	951,467
48,790,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2024	01/01/2016	C	50,526,924
8,605,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2017	01/01/2016	C	8,886,211
15,245,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2020	01/01/2016	C	15,801,900
14,620,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2019	01/01/2016	C	15,177,753
11,820,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2018	01/01/2016	C	12,274,597
10,250,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[2]	01/01/2021	01/01/2016	C	10,631,505
250,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2021	07/01/2021		280,715
500,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000		07/01/2020	07/01/2020		563,220
3,645,000	NYC IDA (UNICEF)[1]	5.050		11/01/2018	08/08/2016	A	3,652,654
1,000,000	NYC IDA (Urban Resource Institute)	5.250		03/01/2023	04/30/2015	A	1,004,030
8,655,000	NYC IDA (Yankee Stadium)[1,10]	0.751		03/01/2022	03/01/2022		8,364,711
3,430,000	NYC IDA (Yankee Stadium)[10]	0.581		03/01/2016	03/01/2016		3,436,586
750,000	NYC IDA (Yankee Stadium)[1,10]	0.671		03/01/2019	03/01/2019		738,870
3,000,000	NYC IDA (Yankee Stadium)[1,10]	0.701		03/01/2020	03/01/2020		2,935,560
195,000	NYC IDA (Yankee Stadium)[1,10]	0.771		03/01/2024	03/01/2024		186,235
1,000,000	NYC IDA (Yankee Stadium)[1,10]	0.801		03/01/2027	03/01/2027		923,210
6,550,000	NYC IDA (Yankee Stadium)[1,10]	0.761		03/01/2023	03/01/2023		6,284,201
200,000	NYC IDA (Yankee Stadium)[1,10]	0.781		03/01/2025	03/01/2025		188,730
985,000	NYC IDA (Yankee Stadium)[1,10]	0.791		03/01/2026	03/01/2026		916,887
2,070,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350		11/01/2017	11/13/2016	B	2,115,830
6,665,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	06/15/2015	A	6,730,983
5,210,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	06/15/2015	A	5,261,735
30,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2030	06/15/2020	A	34,655,100
6,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2038	06/15/2017	A	6,492,720
1,615,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	06/15/2018	A	1,852,583
8,500,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2029	12/15/2019	A	9,781,545

9      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$410,000	NYC Municipal Water Finance Authority[1]	5.750%	06/15/2040	06/15/2018	A	$466,969
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021	A	12,548,934
29,450,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	A	33,848,357
1,695,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2040	06/15/2019	A	1,969,404
1,535,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	06/15/2019	A	1,737,605
5,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2016	A	5,278,850
355,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2025	06/15/2015	A	358,514
3,335,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	06/15/2015	A	3,368,016
55,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2026	06/15/2015	A	55,554
695,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2025	06/15/2015	A	701,999
2,290,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2015	A	2,312,671
45,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2026	06/15/2015	A	45,445
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	171,550
10,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2029	07/15/2022	A	11,776,300
11,325,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2030	07/15/2022	A	13,262,141
9,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2028	07/15/2022	A	10,653,750
1,880,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2027	07/15/2022	A	2,242,727
500,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	562,445
4,570,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	5,140,747
5,430,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2025	05/01/2018	A	6,074,541
4,215,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	4,718,861
780,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A	877,414
1,895,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2026	05/01/2018	A	2,117,492
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	11,442,300
7,000,000	NYC Transitional Finance Authority (Future Tax)	5.000	05/01/2027	05/01/2018	A	7,812,770

10      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$25,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000%	11/01/2019	05/01/2015	A	$25,100
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,944,937
7,865,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	8,583,546
3,985,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2025	05/01/2017	A	4,329,981
2,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2015	05/01/2015		2,008,180
3,740,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2028	11/01/2015	A	3,856,202
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		56,990
6,780,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2024	11/15/2015	A	6,972,891
2,900,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2025	11/15/2015	A	2,982,505
140,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2023	11/15/2015	A	143,983
9,935,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2027	11/15/2015	A	10,217,651
5,000	NYS DA (4201 School Programs)	5.000	07/01/2018	04/30/2015	A	5,020
65,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	04/30/2015	A	65,278
25,000	NYS DA (Brookdale Hospital Medical Center)	5.200	02/15/2016	04/30/2015	A	25,105
50,000	NYS DA (Brookdale Hospital Medical Center)	5.300	02/15/2017	04/30/2015	A	50,215
1,255,000	NYS DA (Brooklyn Law School)	5.000	07/01/2025	07/01/2022	A	1,547,930
1,300,000	NYS DA (Canisius College)[1]	5.000	07/01/2022	07/01/2015	A	1,305,967
75,000	NYS DA (Canisius College)[1]	5.000	07/01/2019	07/01/2015	A	75,443
500,000	NYS DA (Culinary Institute of America)	5.000	07/01/2028	07/01/2022	A	557,630
500,000	NYS DA (Dept. of Health)[1]	5.000	07/01/2025	07/01/2015	A	505,905
45,000	NYS DA (Dept. of Health)	5.000	07/01/2028	04/30/2015	A	45,168
880,000	NYS DA (Dept. of Health)	5.250	07/01/2023	04/30/2015	A	883,705
350,000	NYS DA (Dept. of Health)	5.000	07/01/2021	04/30/2015	A	351,383
420,000	NYS DA (FNHC/KR/MMWNHC Obligated Group)	5.750	07/01/2017	04/30/2015	A	421,798
70,000	NYS DA (Green Chimneys School)[1]	5.500	07/01/2018	04/30/2015	A	71,347
1,000,000	NYS DA (Health Center/BFCC/USBFCC Obligated Group)	5.000	11/15/2019	04/30/2015	A	1,004,000
1,060,000	NYS DA (Health Quest Systems)[1]	5.250	07/01/2027	07/01/2017	A	1,154,944
1,905,000	NYS DA (Interagency Council Pooled Loan Program)[1]	7.000	07/01/2021	10/12/2018	B	2,041,722
1,000,000	NYS DA (Iona College)	5.000	07/01/2023	07/01/2022	A	1,140,960
1,000,000	NYS DA (Iona College)	5.000	07/01/2027	07/01/2022	A	1,107,090
1,000,000	NYS DA (Iona College)	5.000	07/01/2025	07/01/2022	A	1,122,490
1,000,000	NYS DA (Iona College)	5.000	07/01/2024	07/01/2022	A	1,130,110

11      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,000,000	NYS DA (Iona College)	5.000%	07/01/2026	07/01/2022	A	$1,115,610
1,110,000	NYS DA (Iona College)	5.000	07/01/2022	07/01/2022		1,275,878
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	04/30/2015	A	30,060
25,000	NYS DA (Kingsbrook Jewish Medical Center)	4.750	02/01/2023	04/30/2015	A	25,085
90,000	NYS DA (La Salle School)	5.000	07/01/2018	04/30/2015	A	90,363
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	117,108
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2025	07/01/2019	A	1,200,350
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2027	07/01/2019	A	700,005
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2026	07/01/2019	A	911,778
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,710,249
25,000	NYS DA (Montefiore Medical Center)[1]	5.000	02/01/2022	04/30/2015	A	25,097
10,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2023	04/30/2015	A	10,039
620,000	NYS DA (Montefiore Medical Center)	5.000	02/01/2028	04/30/2015	A	622,319
500,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2019	04/30/2015	A	501,975
4,000,000	NYS DA (Montefiore Medical Center)	5.000	08/01/2029	04/30/2015	A	4,015,880
50,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2033	04/30/2015	A	50,186
9,875,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2035	07/01/2017	A	10,579,878
150,000	NYS DA (Mount Sinai School of Medicine)[1]	5.000	07/01/2022	07/01/2020	A	174,759
50,000	NYS DA (Mount Sinai School of Medicine)	4.000	07/01/2015	04/30/2015	A	50,162
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,461,050
225,000	NYS DA (Municipal Health Facilities)	4.750	01/15/2029	04/30/2015	A	225,850
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	04/30/2015	A	3,761,888
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	04/30/2015	A	5,684,034
100,000	NYS DA (North General Hospital)[1]	5.750	02/15/2017	04/30/2015	A	100,387
8,475,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	04/30/2015	A	8,491,357
4,600,000	NYS DA (North General Hospital)	5.750	02/15/2016	04/30/2015	A	4,619,320
15,000	NYS DA (North Onondaga Public Library)[1]	4.875	07/01/2017	04/30/2015	A	15,043
360,000	NYS DA (North Shore L.I. Jewish Health Care/L.I. Jewish Medical Center Obligated Group)[1]	5.000	05/01/2018	04/30/2015	A	365,058
100,000	NYS DA (North Shore L.I. Jewish Health Care/North Shore University Hospital Obligated Group)[1]	5.500	05/01/2030	05/01/2019	A	113,530
590,000	NYS DA (Northeast Parent & Child)[1]	5.500	07/01/2018	04/30/2015	A	591,280
1,850,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2020	07/01/2016	A	2,003,735
13,480,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2026	07/01/2016	A	13,966,224
50,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	07/01/2017	A	55,517
4,075,000	NYS DA (NYU Hospitals Center)[1]	5.250	07/01/2024	04/04/2017	D	4,399,859

12      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000%	07/01/2026	07/01/2017	A	$22,564,118
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A	16,589,386
1,250,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000	11/01/2015	11/01/2015		1,277,663
17,000,000	NYS DA (Personal Income Tax)	5.000	12/15/2029	12/15/2022	A	20,296,470
2,000,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	07/01/2015	A	2,006,640
1,250,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	07/01/2015	A	1,252,825
3,680,000	NYS DA (Providence Rest)[1]	5.000	07/01/2021	07/01/2015	A	3,692,622
100,000	NYS DA (School District Bond Financing Program), Series A1	5.750	10/01/2020	10/01/2015	A	102,721
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,209,818
2,820,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2026	10/01/2022	A	3,330,589
400,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2027	10/01/2022	A	468,748
200,000	NYS DA (School District Bond Financing Program), Series F	5.000	10/01/2028	10/01/2022	A	230,638
400,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2028	10/01/2022	A	459,232
1,690,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2026	10/01/2022	A	1,968,833
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2027	10/01/2022	A	578,435
500,000	NYS DA (School District Bond Financing Program), Series H	5.000	10/01/2029	10/01/2022	A	572,130
1,675,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2022	A	1,989,984
2,190,000	NYS DA (School District Financing)	5.000	10/01/2024	10/01/2022	A	2,643,352
3,190,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,837,219
1,885,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,215,855
1,665,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	1,972,526
2,250,000	NYS DA (School District Financing)	5.000	10/01/2025	10/01/2023	A	2,724,345
2,740,000	NYS DA (School District Financing)	5.000	10/01/2026	10/01/2023	A	3,295,919
2,485,000	NYS DA (School District Financing)	5.000	10/01/2027	10/01/2023	A	2,956,504
115,000	NYS DA (Special Act School Districts)	5.750	07/01/2019	04/30/2015	A	115,512
30,000	NYS DA (Special Act School Districts)	6.000	07/01/2016	04/30/2015	A	30,140
925,000	NYS DA (Special Act School Districts)	6.000	07/01/2019	04/30/2015	A	929,301
5,000	NYS DA (Special Act School Districts)	5.250	07/01/2015	04/30/2015	A	5,021
2,490,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/14/2019	A	2,985,933
5,275,000	NYS DA (SS Joachim & Anne Residence)[1]	5.250	07/01/2027	04/30/2015	A	5,277,110
6,850,000	NYS DA (St. John’s University)	5.000	07/01/2030	07/01/2022	A	7,779,408
815,000	NYS DA (St. John’s University)	5.000	07/01/2027	07/01/2022	A	939,679
180,000	NYS DA (St. John’s University)	5.000	07/01/2028	07/01/2022	A	206,005
3,685,000	NYS DA (St. Lawrence)[1]	5.400	08/15/2026	08/15/2017	A	4,057,259
53,615,000	NYS DA (St. Luke’s Roosevelt Hospital)[1]	4.800	08/15/2025	08/15/2015	A	54,540,395
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	22,877,841

13      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$12,125,000	NYS DA (State Personal Income Tax Authority)[1]	5.000%	03/15/2036	09/15/2016	A	$12,934,465
13,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2027	02/15/2022	A	15,521,090
20,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	21,335
5,795,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	6,866,148
19,170,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	09/15/2016	A	20,432,728
17,490,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	18,657,632
3,260,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2017	03/15/2017		3,542,218
1,020,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	08/15/2018	08/15/2018		1,154,059
410,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2031	09/15/2016	A	437,655
360,000	NYS DA (State University Educational Facilities)[1]	5.250	05/15/2015	05/15/2015		362,246
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	288,585
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	04/30/2015	A	2,833,451
50,000	NYS DA (The Children’s Home of Kingston)	5.250	07/01/2017	04/30/2015	A	50,213
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,739,837
125,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	04/30/2015	A	125,344
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	A	29,377
60,000	NYS DA (Vanderheyden Hall)	5.250	07/01/2018	04/30/2015	A	60,254
50,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	04/30/2015	A	50,639
90,000	NYS DA (Yeshiva University)	5.250	07/01/2016	04/30/2015	A	90,131
1,415,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,467,030
20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875	06/15/2020	04/30/2015	A	20,984
45,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000	06/15/2021	04/30/2015	A	45,456
3,360,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000	06/15/2034	04/30/2015	A	3,421,186
37,450,000	NYS ERDA (Brooklyn Union Gas Company)	5.500	01/01/2021	04/30/2015	A	37,611,035
3,000,000	NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS[1]	6.368	04/01/2020	10/01/2015	A	3,003,570
1,255,000	NYS ERDA (Niagara Mohawk Power Corp.)[1]	5.150	11/01/2025	04/30/2015	A	1,257,585
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	11/01/2017	A	3,390,433
460,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	02/09/2016	A	466,909
615,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	02/09/2016	A	620,744

14      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350%	06/01/2025	08/01/2017	A	$3,143,940
980,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	04/30/2015	A	984,018
35,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	04/30/2015	A	35,076
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	04/30/2015	A	1,342,265
1,635,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	04/30/2015	A	1,637,207
1,240,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	04/30/2015	A	1,242,158
10,000	NYS HFA (Multifamily Hsg.)[1]	5.400	02/15/2016	04/30/2015	A	10,033
200,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2020	04/30/2015	A	202,536
80,000	NYS HFA (Multifamily Hsg.)[1,3]	6.850	11/01/2019	04/30/2015	A	80,295
290,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	04/30/2015	A	290,519
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	04/30/2015	A	303,246
2,100,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	07/12/2017	A	2,206,953
915,000	NYS HFA (Simeon Dewitt)[1]	8.000	11/01/2018	04/30/2015	A	919,493
30,000	NYS HFA (Tiffany Gardens)[1]	4.500	08/15/2015	08/15/2015		30,397
115,000	NYS HFA, Series A1,3	6.100	11/01/2015	04/30/2015	A	115,570
225,000	NYS HFA, Series A1	6.125	11/01/2020	04/30/2015	A	225,608
25,000,000	NYS Thruway Authority	5.000	01/01/2028	01/01/2022	A	28,917,750
13,090,000	NYS Thruway Authority[1]	5.000	04/01/2024	04/01/2016	A	13,693,711
4,555,000	NYS Thruway Authority[1]	5.000	04/01/2021	10/01/2015	A	4,663,136
5,000,000	NYS Thruway Authority[1]	5.000	01/01/2025	01/01/2018	A	5,509,500
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	113,270
20,500,000	NYS Thruway Authority	5.000	01/01/2030	01/01/2022	A	23,452,000
15,000,000	NYS Thruway Authority	5.000	01/01/2029	01/01/2022	A	17,230,050
420,000	NYS Thruway Authority[1]	5.000	04/01/2017	10/01/2015	A	430,097
10,000,000	NYS Thruway Authority	5.000	01/01/2027	01/01/2022	A	11,668,600
850,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2036	03/15/2019	A	954,984
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,848,678
515,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2024	07/01/2022	A	576,131
540,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2025	07/01/2022	A	600,215
490,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2023	07/01/2022	A	553,759
465,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000	07/01/2022	07/01/2022		528,914
1,000,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,158,510
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		615,637
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		782,357
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2019	07/01/2019		521,571
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2022	07/01/2022		935,072
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		582,679

15      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$730,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000%	07/01/2020	07/01/2020		$832,755
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2021	07/01/2021		882,672
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000	07/01/2020	07/01/2020		553,269
60,000	Orange County, NY GO1	5.000	07/15/2021	07/15/2015	A	60,829
100,000	Orange County, NY IDA (Crystal Run Village)[1]	4.750	07/01/2016	07/01/2015	A	100,778
1,520,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	04/30/2015	A	1,524,758
570,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	6.000	12/01/2016	04/30/205	A	571,784
1,875,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)	5.375	12/01/2021	04/30/2015	A	1,882,238
885,000	Otsego County, NY IDA (Bassett Healthcare Project)[1]	5.375	11/01/2020	05/01/2015	A	886,584
3,185,000	Otsego County, NY IDA (Mary Imogene Bassett Hospital)[1]	5.350	11/01/2020	05/01/2015	A	3,190,637
210,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125	12/01/2015	04/30/2015	A	213,326
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	41,424,978
67,765,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	04/30/2015	A	67,914,761
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/30/2015	A	46,654,181
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	2,703,662
106,865,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/30/2015	A	107,462,375
19,900,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	01/13/2018	B	19,900,597
350,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2027	06/01/2015	A	356,248
1,725,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2031	06/01/2015	A	1,756,343
250,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2017	06/01/2015	A	254,520
20,000	Port Authority NY/NJ, 140th Series[1]	5.000	12/01/2018	06/01/2015	A	20,360
14,110,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2022	09/01/2015	A	14,393,611
13,825,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2026	09/01/2015	A	14,099,841
6,000,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2025	09/01/2015	A	6,119,700
12,045,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2018	09/01/2015	A	12,289,152
12,745,000	Port Authority NY/NJ, 141st Series[1]	5.000	09/01/2021	09/01/2015	A	13,001,684
17,800,000	Port Authority NY/NJ, 143rd Series[1]	5.000	10/01/2030	04/01/2016	A	18,383,128
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,375,562
7,070,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	7,972,061
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	274,398
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A	14,706,237
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	11,323,400
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	8,075,854
3,775,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2031	10/15/2024	A	4,370,091

16      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,000	Poughkeepsie City, NY GO1	5.000%	03/15/2017	04/30/2015	A	$20,080
740,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	04/30/2015	A	742,153
25,000	Queensbury, NY Union Free School District[1]	5.000	06/15/2016	06/15/2015	A	25,250
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	04/30/2015	A	1,204,632
50,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	4.500	12/01/2019	04/30/2015	A	50,157
50,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.500	08/01/2022	04/30/2015	A	50,147
390,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2027	04/30/2015	A	390,655
885,000	Rensselaer County, NY IDA (Rensselaer Polytechnical Institute)[1]	5.125	08/01/2029	04/30/2015	A	886,292
435,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.200	06/01/2025	05/31/2015	A	434,961
50,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.500	06/01/2015	06/01/2015		49,967
1,490,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	04/30/2015	A	1,490,328
575,000	Rockland County, NY GO	5.000	12/15/2020	12/15/2020		641,533
575,000	Rockland County, NY GO	5.000	12/15/2019	12/15/2019		641,930
600,000	Rockland County, NY GO	5.000	12/15/2022	12/15/2022		679,950
150,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625	08/15/2035	04/30/2015	A	150,033
4,180,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.500	08/15/2025	04/30/2015	A	4,180,585
50,000	Seneca County, NY IDA (New York Chiropractic College)[1]	4.000	10/01/2015	10/01/2015		50,784
45,000	SONYMA, Series 137[1]	4.700	10/01/2031	10/01/2015	A	45,219
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	06/15/2017	A	439,190
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	06/15/2017	A	418,118
300,000	Spring Valley, NY GO1	5.000	05/01/2020	05/01/2015	A	301,146
335,000	Spring Valley, NY GO1	5.000	05/01/2023	05/01/2015	A	336,132
310,000	Spring Valley, NY GO1	5.000	05/01/2021	05/01/2015	A	311,132
365,000	Spring Valley, NY GO1	5.000	05/01/2025	05/01/2015	A	366,197
350,000	Spring Valley, NY GO1	5.000	05/01/2024	05/01/2015	A	351,148
325,000	Spring Valley, NY GO1	5.000	05/01/2022	05/01/2015	A	326,125
1,050,000	St. Lawrence County, NY IDA (Clarkson University)	5.250	09/01/2033	03/01/2022	A	1,199,373
1,365,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	6.200	12/01/2017	12/01/2016	B	1,319,382
300,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2024	01/01/2023	A	357,894
920,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2025	01/01/2023	A	1,087,155
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2027	01/01/2023	A	1,563,549

17      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$25,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises)[1]	6.000%	10/01/2015	10/01/2015		$25,208
200,000	Suffolk County, NY Economic Devel. (Family Residences Essential Enterprises), Series A1	6.375	12/01/2018	04/30/2015	A	201,402
415,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	10/15/2020	A	429,413
205,000	Suffolk County, NY IDA (ALIA-CCDRCA)[1]	7.000	06/01/2016	06/01/2015	A	206,048
55,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1,3]	6.000	11/01/2017	02/01/2016	B	56,472
270,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	6.000	11/01/2017	07/17/2015	B	277,225
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	11/01/2017	A	205,106
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/01/2017	A	307,659
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019	A	307,659
300,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	10/01/2015	A	306,048
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/01/2015	A	306,048
300,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/01/2015	A	306,048
2,330,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	08/09/2018	B	2,305,255
1,180,000	Suffolk County, NY IDA (Dowling College)[1]	4.750	06/01/2026	07/04/2024	B	1,121,920
400,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	10/01/2015	A	408,064
4,600,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250	06/01/2027	04/30/2015	A	4,619,320
105,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.250	11/01/2016	05/11/2016	B	107,306
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2018	04/30/2015	A	1,011,140
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2017	04/30/2015	A	707,798
720,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2020	04/30/2015	A	728,021
1,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2021	04/30/2015	A	1,011,140
700,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.250	03/01/2019	04/30/2015	A	707,819
200,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	04/30/2015	A	202,040
1,415,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	04/30/2015	A	1,415,368
140,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	6.375	11/01/2015	11/01/2015		139,429

18      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$10,000	Suffolk County, NY IDA (South Country Library)[1]	4.750%		01/01/2019	04/30/2015	A	$10,024
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	10/01/2015	A	204,032
300,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	10/01/2015	A	306,048
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2021	06/01/2021		1,333,467
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	09/01/2015	A	30,342
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	09/01/2015	A	101,093
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	09/01/2015	A	75,925
25,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2017	09/01/2015	A	25,378
1,050,000	Syracuse, NY IDA (Carousel Center)	4.900	[6]	01/01/2018	12/18/2016	B	904,796
250,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	04/30/2015	A	250,413
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021	A	1,106,080
10,000	Ulster County, NY GO1	5.400		11/15/2015	05/15/2015	A	10,065
155,000	Ulster County, NY Res Rec[1]	5.000		03/01/2016	03/01/2016		160,402
160,000	Ulster County, NY Res Rec[1]	5.000		03/01/2017	03/01/2016	A	165,715
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018	03/01/2016	A	175,466
360,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	04/30/2015	A	360,018
60,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025	04/30/2015	A	60,010
9,610,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.750		06/01/2030	09/07/2022	B	9,559,259
830,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	06/01/2018	A	842,591
190,000	Westchester County, NY IDA (JDAM)[1,3]	6.750		04/01/2016	10/01/2015	A	192,609
10,700,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2026	06/01/2015	A	10,713,696
2,530,000	Westchester County, NY Tobacco Asset Securitization Corp.	4.500		06/01/2021	06/01/2015	A	2,531,316
75,000	White Plains, NY HDC (Battle Hill)[1]	6.650		02/01/2025	11/25/2020	B	87,857
1,000,000	Yonkers, NY EDC (Charter School of Educational Excellence)[1]	6.000		10/15/2030	05/05/2020	A	1,072,290
1,000,000	Yonkers, NY GO1	5.000		10/01/2024	10/01/2021	A	1,152,360
445,000	Yonkers, NY GO1	5.000		08/01/2015	08/01/2015		452,120
2,000,000	Yonkers, NY GO1	5.000		10/01/2023	10/01/2021	A	2,326,920
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000		04/01/2025	04/30/2015	A	1,459,772
600,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000		06/01/2029	06/01/2019	A	693,090
3,680,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750		06/01/2024	06/01/2019	A	4,194,317
595,000	Yonkers, NY IDA (St. John’s Riverside Hospital)[1]	6.800		07/01/2016	04/30/2015	A	597,112
							2,461,195,638

19      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions—30.5%
$3,200,000	Guam Education Financing Foundation COP (Guam Public School Facilities)[1]	4.500%		10/01/2026	10/01/2016	A	$3,202,304
3,255,000	Guam Government Business Privilege	5.000		01/01/2028	01/01/2022	A	3,677,564
1,435,000	Guam Government Business Privilege	5.000		01/01/2027	01/01/2022	A	1,632,614
12,155,000	Guam International Airport Authority	6.000		10/01/2023	08/01/2018	A	13,796,533
1,350,000	Guam Power Authority, Series A	5.000		10/01/2021	10/01/2021		1,602,720
3,185,000	Guam Power Authority, Series A	5.000		10/01/2025	10/01/2022	A	3,783,939
2,690,000	Guam Power Authority, Series A	5.000		10/01/2026	10/01/2022	A	3,177,051
900,000	Guam Power Authority, Series A	5.000		10/01/2019	10/01/2019		1,036,989
1,350,000	Guam Power Authority, Series A	5.000		10/01/2020	10/01/2020		1,583,347
15,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2024	07/01/2024		11,358,047
175,245,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	04/30/2015	A	176,321,004
72,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	04/30/2015	A	73,332,514
30,755,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	04/30/2015	A	30,794,366
440,000	Puerto Rico Commonwealth GO1	5.500		07/01/2020	07/01/2020		465,586
2,840,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	05/09/2029	B	1,971,500
11,735,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	10/02/2031	B	8,000,102
6,750,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	07/01/2032		4,601,677
165,000	Puerto Rico Commonwealth GO	5.000		07/01/2024	07/01/2024		119,948
15,000	Puerto Rico Commonwealth GO	5.250		07/01/2029	07/01/2029		10,564
5,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	07/01/2030		3,470,950
25,000	Puerto Rico Commonwealth GO1	5.000		07/01/2028	08/06/2026	B	17,480
10,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2029	07/01/2029		7,216,800
1,400,000	Puerto Rico Commonwealth GO	5.375		07/01/2030	07/01/2030		975,380
34,755,000	Puerto Rico Commonwealth GO1	4.750		12/01/2015	06/01/2015	A	34,810,608
1,950,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	08/26/2036	B	1,407,627
13,100,000	Puerto Rico Commonwealth GO	5.500		07/01/2023	07/01/2023		9,784,521
2,890,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	3,029,009
600,000	Puerto Rico Commonwealth GO	6.000		07/01/2038	08/12/2036	B	415,056
21,785,000	Puerto Rico Commonwealth GO	5.250		07/01/2025	07/01/2025		15,809,157
2,995,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	07/01/2031		2,071,911
240,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		173,762
4,795,000	Puerto Rico Commonwealth GO	5.250		07/01/2022	07/01/2022		3,581,721
2,430,000	Puerto Rico Commonwealth GO	5.250		07/01/2021	07/01/2021		1,851,709
250,000	Puerto Rico Commonwealth GO	3.374	[6]	07/01/2015	07/01/2015		247,020
14,850,000	Puerto Rico Commonwealth GO1	5.250		07/01/2024	07/01/2024		10,832,184
100,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		102,302
1,950,000	Puerto Rico Commonwealth GO1	5.500		07/01/2019	07/01/2019		2,047,987
400,000	Puerto Rico Commonwealth GO10	2.564		07/01/2021	01/01/2016	A	295,396
4,155,000	Puerto Rico Commonwealth GO1,10	2.973		07/01/2020	07/01/2020		4,016,265
270,000	Puerto Rico Commonwealth GO	5.250		07/01/2024	07/01/2024		196,949
2,715,000	Puerto Rico Commonwealth GO	5.250		07/01/2022	07/01/2022		2,028,024
500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2020	07/01/2020		491,155
4,575,000	Puerto Rico Commonwealth GO	5.250		07/01/2023	07/01/2023		3,371,409

20      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$4,400,000	Puerto Rico Commonwealth GO1,10	2.953%	07/01/2019	07/01/2019		$4,229,632
12,600,000	Puerto Rico Commonwealth GO1,10	2.644	07/01/2018	07/01/2018		12,290,670
150,000	Puerto Rico Convention Center Authority[1]	5.000	07/01/2023	07/01/2023		109,249
33,580,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2028	07/01/2028		19,700,043
10,920,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2023	07/01/2023		6,407,528
24,000,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2027	07/01/2027		14,079,600
28,360,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2022	07/01/2022		16,661,500
11,490,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2024	07/01/2024		6,741,298
11,595,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250	07/01/2025	07/01/2025		6,802,207
4,905,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250	07/01/2028	07/01/2028		2,877,567
100,000	Puerto Rico Electric Power Authority, Series DDD[7]	5.000	07/01/2022	07/01/2022		58,754
2,915,000	Puerto Rico Electric Power Authority, Series LL	5.500	07/01/2017	07/01/2017		3,009,650
500,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2024	07/01/2015	A	499,965
280,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	07/01/2015	A	279,975
285,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2021	07/01/2015	A	285,123
50,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2022	07/01/2022		49,945
100,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2022	07/01/2022		99,890
175,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2017	07/01/2015	A	175,427
830,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2023	07/01/2015	A	830,066
12,500,000	Puerto Rico Electric Power Authority, Series WW7	5.250	07/01/2025	07/01/2025		7,333,125
500,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2026	07/01/2026		293,310
5,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2018	07/01/2018		2,973,550
10,040,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000	07/01/2018	07/01/2018		5,971,591
24,000,000	Puerto Rico HFA	4.650	12/01/2023	04/30/2015	A	24,036,240
3,425,000	Puerto Rico HFA	4.600	12/01/2024	04/30/2015	A	3,429,761
85,000	Puerto Rico HFA	5.000	12/01/2020	04/30/2015	A	86,409
5,100,000	Puerto Rico HFA Capital Fund Modernization (Puerto Rico Public Hsg.)[1]	5.125	12/01/2027	12/01/2018	A	5,472,504

21      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$135,000	Puerto Rico Highway & Transportation Authority[1]	5.000%	07/01/2023	07/01/2023		$85,130
2,900,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		2,257,447
100,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017		81,325
230,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2020	07/01/2020		155,807
25,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019		17,634
835,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2027	07/01/2015	A	834,942
425,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	02/20/2026	B	249,432
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2022	01/22/2021	B	57,853
7,000,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2024	07/01/2024		4,358,690
50,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2028	07/01/2015	A	49,995
160,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2025	07/01/2025		120,501
425,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2019	07/01/2019		404,362
5,400,000	Puerto Rico Highway & Transportation Authority[1,10]	2.778	07/01/2028	07/01/2028		4,157,406
180,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2015	A	180,074
5,060,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2021	07/01/2021		3,879,755
7,995,000	Puerto Rico Highway & Transportation Authority[1]	5.750	07/01/2022	07/01/2022		5,138,067
90,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2028	08/06/2026	B	52,821
400,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		312,072
100,000	Puerto Rico Highway & Transportation Authority, Series I1	5.000	07/01/2023	07/01/2023		75,811
4,355,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2021	07/01/2021		2,860,930
14,545,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2025	07/01/2025		8,918,267
12,275,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2023	07/01/2023		7,740,492
11,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2022	07/01/2022		7,070,910
16,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2026	07/01/2026		10,126,151
12,760,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000	07/01/2024	07/01/2024		7,865,647

22      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$185,000	Puerto Rico Industrial Devel. Company, Series B	5.375%	07/01/2016	04/30/2015	A	$185,248
16,550,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		10,661,179
780,000	Puerto Rico Infrastructure[1]	5.000	07/01/2019	07/01/2019		557,817
5,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		3,768,500
1,055,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		755,296
1,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		1,282,325
4,250,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2023	07/01/2023		3,170,882
2,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		1,586,150
2,500,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2016	04/01/2016		2,516,700
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		637,864
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		628,725
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		1,162,216
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2018	04/01/2018		1,159,193
2,000,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2017	04/01/2017		2,014,740
22,900,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	21,989,725
10,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2015	07/01/2015		9,891
15,645,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	16,040,975
75,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.125	11/15/2025	04/30/2015	A	76,803
2,000,000	Puerto Rico ITEMECF (Hospital de la Concepcion)[1]	6.500	11/15/2020	04/30/2015	A	2,046,060
165,000	Puerto Rico ITEMECF (Hospital de la Concepcion)	6.375	11/15/2015	04/30/2015	A	165,767
500,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		529,105
2,575,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	05/11/2020	B	2,533,671
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	10/01/2021		360,631
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2022	10/01/2022		404,314
1,875,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	07/01/2015	A	1,882,406
2,215,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2016	07/01/2015	A	2,225,411

23      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$2,190,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625%		07/01/2015	07/01/2015		$2,200,184
355,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2018	07/01/2015	A	356,491
2,445,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625		07/01/2017	07/01/2015	A	2,455,880
20,000	Puerto Rico Municipal Finance Agency, Series A1	4.750		08/01/2022	07/31/2015	A	19,999
70,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2021	04/30/2015	A	70,021
125,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2017	04/30/2015	A	125,176
9,400,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2023	08/01/2023		5,597,700
500,000	Puerto Rico Municipal Finance Agency, Series A1	5.000		08/01/2027	03/12/2025	B	493,855
10,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2024	08/01/2024		5,932,300
155,000	Puerto Rico Municipal Finance Agency, Series A	5.500		07/01/2017	04/30/2015	A	155,251
10,245,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018		10,729,998
275,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	02/02/2024	B	197,167
1,250,000	Puerto Rico Public Buildings Authority[1]	5.500	[2]	07/01/2035	07/01/2017	C	1,279,950
3,020,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2020	07/01/2020		2,201,127
14,280,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	05/03/2028	B	9,412,234
1,400,000	Puerto Rico Public Buildings Authority[1]	5.750	[2]	07/01/2034	07/01/2017	C	1,222,410
2,425,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2024	07/01/2024		1,682,877
2,060,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2021	07/01/2021		1,455,122
13,195,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2026	07/01/2026		8,926,154
3,255,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2025	07/01/2025		2,210,112
13,645,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2021		10,268,545
150,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2015	07/01/2015		146,977
3,035,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2018	07/01/2018		3,141,832
1,270,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	07/01/2023		925,690
50,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2017	07/01/2017		41,617
3,020,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2017	07/01/2017		3,117,335
50,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	07/01/2026		35,575
31,150,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	04/13/2025	B	23,176,534
7,160,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2016	07/01/2016		7,345,158
3,490,000	Puerto Rico Public Buildings Authority	5.750		07/01/2022	07/01/2022		2,482,716
205,030,000	Puerto Rico Public Finance Corp., Series A1	6.500		08/01/2028	12/12/2027	B	107,648,951
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125		08/01/2029	08/01/2029		51,274,418
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625		08/01/2030	08/01/2030		12,328,720
1,225,000	Puerto Rico Sales Tax Financing Corp., Series A	3.750		08/01/2015	08/01/2015		1,203,722

24      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$9,960,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250%	08/01/2041	04/19/2041	B	$6,067,532
4,080,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		2,298,550
2,750,000	University of Puerto Rico[1]	5.000	06/01/2026	06/01/2026		1,545,253
3,725,000	University of Puerto Rico, Series P1	5.000	06/01/2024	06/01/2024		2,104,402
5,645,000	University of Puerto Rico, Series P1	5.000	06/01/2030	12/23/2028	B	3,161,539
7,470,000	University of Puerto Rico, Series P1	5.000	06/01/2021	06/01/2021		4,260,141
8,500,000	University of Puerto Rico, Series P1	5.000	06/01/2022	06/01/2022		4,830,890
8,410,000	University of Puerto Rico, Series Q1	5.000	06/01/2023	06/01/2023		4,765,106
100,000	University of Puerto Rico, Series Q1	5.000	06/01/2024	06/01/2024		56,494
300,000	University of Puerto Rico, Series Q1	5.000	06/01/2030	12/22/2028	B	168,018
3,515,000	University of Puerto Rico, Series Q1	5.000	06/01/2021	06/01/2021		2,004,605
4,930,000	University of Puerto Rico, Series Q1	5.000	06/01/2018	06/01/2018		3,020,808
2,490,000	University of Puerto Rico, Series Q1	5.000	06/01/2019	06/01/2019		1,469,972
3,670,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/01/2016	A	3,876,694
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/01/2016	A	1,807,113
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/01/2016	A	52,671
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/01/2016	A	898,136
3,330,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/01/2016	A	3,519,077
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.750	10/01/2037	10/01/2019	A	711,283
10,680,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2029	10/01/2020	A	12,352,915
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	10/01/2022	A	1,686,210
665,000	V.I. Public Finance Authority, Series A-1[1]	4.500	10/01/2024	10/01/2019	A	715,400
20,000	V.I. Public Finance Authority, Series C1	5.000	10/01/2022	10/01/2019	A	21,760
855,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2021	04/30/2015	A	855,145
1,440,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	04/30/2015	A	1,440,086
100,000	V.I. Water & Power Authority[1]	4.500	07/01/2020	04/30/2015	A	100,053
125,000	V.I. Water & Power Authority[1]	4.500	07/01/2028	04/30/2015	A	125,053
225,000	V.I. Water & Power Authority[1]	5.000	07/01/2018	04/30/2015	A	225,232
100,000	V.I. Water & Power Authority[1]	5.000	07/01/2019	04/30/2015	A	100,099

						1,083,002,480

Total Municipal Bonds and Notes (Cost $3,793,072,206)						3,544,198,118
Common Stock—0.2%
2,137	CMS Liquidating Trust[8,9] (Cost $6,838,400)					6,090,236
Total Investments, at Value (Cost $3,799,910,606)—100.0%						3,550,288,354
Net Other Assets (Liabilities)—0.0						(941,317)

Net Assets—100.0%						$3,549,347,037

25      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

D. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 31, 2015. See Note 3 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 3 of the accompanying Notes.

8. Non-income producing security.

9. Received as a result of a corporate action

10. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
CCDRCA	Catholic Charities of the Diocese of Rockville Centre and Affiliates
COP	Certificates of Participation
CRR	Center for Rapid Recovery
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EDC	Economic Devel. Corp.
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FNHC	Ferncliff Nursing Home Company
FREE	Family Residences and Essential Enterprises
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HKSB	Helen Keller Services for the Blind
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

26      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited  /  Continued

Abbreviations (Continued)
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
KR	Kateri Residence
L.I.	Long Island
MMWNHC	Mary Manning Walsh Nursing Home Company
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Reset Option Longs
SAVRS	Select Auction Variable Rate Securities
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

27      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

1. Organization

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

28      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

2. Securities Valuation (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of

29      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

2. Securities Valuation (Continued)

the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$2,461,195,638	$—	$2,461,195,638
U.S. Possessions	—	1,083,002,480	—	1,083,002,480
Common Stock	—	—	6,090,236	6,090,236

Total Assets	$—	$3,544,198,118	$6,090,236	$3,550,288,354

30      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

2. Securities Valuation (Continued)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

31      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Investments and Risks (Continued)

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These

32      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Investments and Risks (Continued)

events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2015, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 31, 2015, municipal bond holdings with a

33      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Investments and Risks (Continued)

value of $113,809,258 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

At March 31, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 11,485,000	NYC GO ROLs[3]	8.150%	8/1/26	$15,766,608
14,345,000	NYC GO ROLs[3]	8.149	8/1/27	19,333,474
9,380,000	NYC GO ROLs[3]	8.150	8/1/26	12,876,864
13,045,000	NYC GO ROLs[3]	8.150	8/1/27	17,582,312

				$65,559,258

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000 as of March 31, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The

34      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Investments and Risks (Continued)

purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$680,927

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2015 is as follows:

Cost	$1,170,000
Market Value	$951,467
Market value as % of Net Assets	0.03%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 31, 2015, securities with an aggregate market value of $89,900,073, representing 2.53% of the Fund’s net assets, were subject to these forbearance agreements.

35      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited  /  Continued

3. Investments and Risks (Continued)

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,751,969,008 [1]

Gross unrealized appreciation	$90,094,892
Gross unrealized depreciation	(339,717,144)

Net unrealized depreciation	$(249,622,252)

1. The federal tax cost of securities does not include cost of $47,941,598 which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities Note.

36      OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015